Fees Summary	Sep. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 278,000.00
Previously Paid Amount	38.39
Total Fee Amount	38.39
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 278,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true